OTHER NON-CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of other non-current assets

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Zimbabwe lithium deposits (i)	247,420	254,054	34,959
Others	110	184	25

Total	247,530	254,238	34,984